Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Net increase in cash and cash equivalents	€ 58,140	€ (20,919)